SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Information About Profit or Loss, Assets and Labilities
	Year ended December 31, 2019
	Import	Non-banking credit	Total
Segment income	394,707	930	395,637

Segment outcomes	46,554	742	47,296
Finance income			20,966
Finance expense			(3,016)

Profit before taxes on income			65,246

Other information:
Depreciation and amortization			(4,815)
Tax expense			(13,735)

Segment assets	517,220	20,015	537,235

Segment labilities	45,863	55	45,808

Schedule of Analysis of Groups Customers
The following is an analysis of the Group's customers who represent more than 10% of the total sales:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Customer A	55,373	50,439	50,053	16,103

Schedule of Revenues from Principal Products
Revenues from major groups of products that contributed 10% or more to the Group's total revenues in 2017-2019 are as follows:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Canned Vegetables and Pickles	63,674	57,333	53,839	18,424

Dairy and Dairy Substitute Products	154,303	116,083	102,372	44,648

Canned Fish	49,179	52,573	50,579	14,230

Cereals, rice and pastas	48,813	47,064	41,218	14,124

Non-banking credit	930	-	-	269

Other	78,738	65,192	63,970	22,783

	395,637	338,245	311,978	114,478